Document and Entity Information	Aug. 05, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Aug. 05, 2021
Entity File Number	001-40053
Entity Registrant Name	Apria, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-4937641
Entity Address, Address Line One	7353 Company Drive
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46237
City Area Code	800
Local Phone Number	990-9799
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	APR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001735803
Amendment Flag	false